INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES	7. INVENTORIES

	December 31
	2010	2011
Raw materials	$2,958,564	$3,296,812
Work in process	10,331,077	16,119,268
Finished goods	10,898,205	8,550,234

	$24,187,846	$27,966,314